Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [abstract]
RELATED PARTY TRANSACTIONS
15.	RELATED PARTY TRANSACTIONS

a)	Management company

The Company shares office space, equipment, personnel, consultants and various administrative services with other companies related by virtue of certain directors and management in common. These services have been provided through a management company equally owned by each company party to the arrangement. Costs incurred by the management company are allocated and funded by the shareholders of the management company based on time incurred and use of services. If the Company’s participation in the arrangement is terminated, the Company will be obligated to pay its share of the rent payments for the remaining term of the office space rental agreement. The Company’s obligation for future rental payments as of December 31, 2025 was approximately $340 (December 31, 2024 -$207) over the course of the remaining term of the office space lease.

The Company was charged for the following with respect to this arrangement during the years ended December 31, 2025 and 2024:

	Year ended December 31,
	2025	2024
Salaries and benefits	$492	$403
Office and other	194	113
Marketing and travel	16	18
	702	534

b)	Key management personnel compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company, and comprises the Company’s Executive Chairman, Chief Executive Officer, President, Chief Financial Officer and Directors.

	Year ended December 31,
	2025	2024
Salaries and benefits	$726	$1,040
Consulting fees	996	764
Share-based compensation	551	392
Directors’ fees	219	219
	2,492	2,415

c)	Related party balances

The following amounts include all the related party balances as at December 31, 2025, and 2024

	As at December 31,
	2025	2024
Salaries and benefits payable	$659	$650
Consulting fees payable	377	206
	1,036	856